CONVERTIBLE NOTES - 2025 Convertible Notes (Details) $ in Thousands			12 Months Ended
	Jun. 20, 2025 USD ($) D	Feb. 28, 2025 USD ($) D	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Apr. 28, 2025
CONVERTIBLE NOTES
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:PrimeRateMember	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
2025 Convertible Notes
CONVERTIBLE NOTES
Variable interest rate	3.35%	3.35%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Debt convertible, consecutive trading days | D	10	10
2025 Convertible Notes | Ningbo Robotics | Asset Pledged as Collateral
CONVERTIBLE NOTES
Equity interest owned by subsidiary (in percent)						50.00%
2025 Convertible Notes | Geely HK
CONVERTIBLE NOTES
Aggregate principal amount of loan | $	$ 119,263	$ 70,000